SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY
SCHEDULE I - ADDITIONAL INFORMATION OF THE PARENT COMPANY

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED BALANCE SHEETS

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,206,259,255	3,574,342,723	518,230,981
Short-term deposits	956,355,000	1,741,150,000	252,443,020
Prepayments	11,476,260	253,238	36,716
Other current assets	14,643,964	65,929,085	9,558,819
Total current assets	5,188,734,479	5,381,675,046	780,269,536
Investments in subsidiaries and VIEs	1,158,038,640	1,222,310,375	177,218,348
Total assets	6,346,773,119	6,603,985,421	957,487,884
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	57,801,248	23,376,040	3,389,207
Amounts due to subsidiaries and VIEs	309,967	338,595	49,092
Deferred revenue	12,029,913	13,141,069	1,905,276
Total current liabilities	70,141,128	36,855,704	5,343,575
Non-current liabilities	18,044,867	6,570,535	952,638
Total liabilities	88,185,995	43,426,239	6,296,213
Shareholders’ equity
Ordinary shares	23,043	23,336	3,383
Treasury shares	(802,249,761)	(911,217,013)	(132,114,048)
Additional paid-in capital	10,618,537,927	10,670,286,906	1,547,046,179
Accumulated deficit	(3,445,102,409)	(3,520,524,817)	(510,428,116)
Accumulated other comprehensive (loss)/income	(112,621,676)	321,990,770	46,684,273
Total shareholders’ equity	6,258,587,124	6,560,559,182	951,191,671
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,346,773,119	6,603,985,421	957,487,884

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
General and administrative expenses	(63,824,140)	(83,456,188)	(38,959,768)	(5,648,635)
Research and development expenses	(3,787,468)	(2,454,862)	—	—
Other operating income (expense), net	13,014,651	(24,367,660)	42,792,705	6,204,359
Interest income	116,756,835	33,567,582	91,701,152	13,295,417
Equity in income (loss) of subsidiaries and share of income (loss) from VIEs	423,338,719	(505,172,018)	(170,956,497)	(24,786,361)
Net income (loss)	485,498,597	(581,883,146)	(75,422,408)	(10,935,220)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(423,982,137)	(123,533,529)	434,612,446	63,012,882
Comprehensive income (loss)	61,516,460	(705,416,675)	359,190,038	52,077,662

FINANCIAL STATEMENT SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

DOUYU INTERNATIONAL HOLDINGS LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	485,498,597	(581,883,146)	(75,422,408)	(10,935,220)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	(423,338,719)	505,172,018	170,956,497	24,786,361
Share-based compensation	16,059,123	12,144,578	6,196,546	898,415
Changes in operating assets and liabilities:
Prepayments	(51,361)	(10,586,501)	11,223,022	1,627,184
Other current assets	32,573,755	9,623,257	(51,285,121)	(7,435,644)
Amounts due from subsidiaries and VIEs	1,895,888	38,099,544	—	—
Accrued expenses and other current liabilities	11,474,356	38,682,365	(34,425,208)	(4,991,186)
Other liabilities	(16,143,311)	(13,015,215)	(10,363,176)	(1,502,519)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	107,968,328	(1,763,100)	16,880,152	2,447,391
Proceeds from disposal of short-term investments	—	1,370,229,000	1,654,283,000	239,848,490
Purchases of short-term investments	(1,370,229,000)	(956,355,000)	(2,385,288,000)	(345,834,252)
Investment in subsidiaries	(425,088,709)	(424,558,504)	(181,739,530)	(26,349,755)
CASH USED IN INVESTING ACTIVITIES	(1,795,317,709)	(10,684,504)	(912,744,530)	(132,335,517)
Repurchase of ordinary shares	(579,824,528)	(107,151,908)	(108,967,252)	(15,798,766)
CASH USED IN FINANCING ACTIVITIES	(579,824,528)	(107,151,908)	(108,967,252)	(15,798,766)
Effect of foreign exchange rate changes	(424,004,077)	(123,540,779)	372,915,098	54,067,607
NET DECREASE IN CASH AND CASH EQUIVALENTS	(2,691,177,986)	(243,140,291)	(631,916,532)	(91,619,285)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	7,140,577,532	4,449,399,546	4,206,259,255	609,850,266
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	4,449,399,546	4,206,259,255	3,574,342,723	518,230,981

FINANCIAL STATEMENT SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments— Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in income (loss) of subsidiaries and share of income (loss) from VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of equity in income (loss) of subsidiaries and share of income (loss) from VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2020, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.8972, as set forth in H.10 statistical release of the Federal Reserve Board on December 30, 2022. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2022, or at any other rate.